Income Tax - Summary Of Income Tax (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign
Total (Current)					$ 0	$ 0	$ 0
Total (Deferred)					(5,004,696)	(3,141,971)	(2,382,742)
Valuation allowance					5,004,696	3,141,971	2,382,742
Income tax provision	$ 490,376	$ 0	$ 620,084	$ 0	0	0	0
United States
Federal
Current					0	0	0
Deferred					(871,006)	(374,301)	(734,239)
State and local
State
Current					0	0	0
Deferred					(204,567)	(87,114)	(164,534)
Brazil
Foreign
Current					0	0	0
Deferred					$ (3,929,123)	$ (2,680,556)	$ (1,483,969)